SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2022
Carrier contracts
Finite-Lived Intangible Assets [Line Items]
Useful life of definite lived intangible assets	10 years
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Useful life of definite lived intangible assets	10 years
Minimum | Technology
Finite-Lived Intangible Assets [Line Items]
Useful life of definite lived intangible assets	5 years
Minimum | Trademarks
Finite-Lived Intangible Assets [Line Items]
Useful life of definite lived intangible assets	9 years
Minimum | Internally developed computer software
Finite-Lived Intangible Assets [Line Items]
Useful life of definite lived intangible assets	3 years
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Useful life of definite lived intangible assets	13 years
Maximum | Technology
Finite-Lived Intangible Assets [Line Items]
Useful life of definite lived intangible assets	9 years
Maximum | Trademarks
Finite-Lived Intangible Assets [Line Items]
Useful life of definite lived intangible assets	10 years
Maximum | Internally developed computer software
Finite-Lived Intangible Assets [Line Items]
Useful life of definite lived intangible assets	5 years